Stock-Based Compensation (Details) - Schedule of Activity for All Restricted Stock Units Granted - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of Activity for All Restricted Stock Units Granted [Line Items]
Shares Unvested, Beginning balance	1,386,445
Weighted- average grant date fair value Unvested, Beginning balance	$ 3.88
Shares Granted	1,386,445	1,386,445
Weighted- average grant date fair value Granted	$ 1.17	$ 3.88
Shares Vested	(1,386,445)
Weighted- average grant date fair value Vested	$ 3.88
Shares Cancelled
Weighted- average grant date fair value Cancelled
Shares Unvested, Ending balance	1,386,445	1,386,445
Weighted- average grant date fair value Unvested, Ending balance	$ 1.17	$ 3.88
Restricted Stock [Member]
Stock-Based Compensation (Details) - Schedule of Activity for All Restricted Stock Units Granted [Line Items]
Shares Unvested, Beginning balance	4,628,271	7,040,998
Weighted- average grant date fair value Unvested, Beginning balance	$ 17.42	$ 18.38
Shares Granted	80,000	285,000	7,040,998
Weighted- average grant date fair value Granted	$ 1.23	$ 2.79	$ 18.38
Shares Vested	(1,548,819)	(1,675,007)
Weighted- average grant date fair value Vested	$ 17.53	$ 18.38
Shares Cancelled	(164,988)	(1,022,720)
Weighted- average grant date fair value Cancelled	$ 15.28	$ 18.38
Shares Unvested, Ending balance	2,994,464	4,628,271	7,040,998
Weighted- average grant date fair value Unvested, Ending balance	$ 17.05	$ 17.42	$ 18.38